U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     The Alger Retirement Fund, 75 Maiden Lane, New York, NY 10038

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2.   Name of each series or class of funds for which this notice is filed:

     Alger Small Cap Retirement Portfolio
     Alger Growth Retirement Portfolio
     Alger MidCap Growth Retirement Portfolio
     Alger Capital Appreciation Retirement Portfolio

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3.   Investment Company Act File Number:     811-07986

     Securities Act File Number:        33-68124

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4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

                                                                            [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     N/A

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

            1,477,488         shares         $21,218,071

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            1,477,488         shares         $21,218,071

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11. Number and aggregrate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          N/A

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 (from Item 10):              $        21,218,071
                                                       -------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):       +                --
                                                       -------------------
     (iii)  Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):           -        14,188,221
                                                       -------------------
     (iv)   Aggregate price of shares redeemed
            or repurchased and previously applied
            as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):             +                --
                                                       -------------------
     (v)    Net aggregate  price of securities sold
            and issued during the fiscal
            year in reliance on rule 24f-2 [line (i),
            plus line (ii), less line
            (iii), plus line (iv)] (if applicable):              7,029,850
                                                       -------------------
     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation
            (see Instruction C.6):                     x        1/33 of 1%
                                                       -------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                             $          2,130.26
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Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox
     depository:    12/20/96

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*     /s/ Mary Marsden-Cochran
                                   -----------------------------------
                                   Secretary
                                   -----------------------------------

     Date    December 20, 1996
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  *Please print the name and title of the signing officer below the signature.

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